TAXES PAYABLE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
TAXES PAYABLE
Payroll charges	R$ 115,717	R$ 98,125
ICMS (state VAT)	66,916	73,281
COFINS (tax on revenue)	22,905	9,361
IPI (federal VAT)	15,826	17,804
IVA (value-added tax) and others	190,056	314,364
Taxes payable	R$ 411,420	R$ 512,935